Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Recently Adopted Accounting Pronouncements (Policies)	9 Months Ended
Sep. 30, 2014
Policies
Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations.